Derivative Financial Instruments - Additional Information (Detail) $ in Millions					12 Months Ended
	Mar. 29, 2019 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	May 02, 2017 MXN ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Jan. 31, 2016 USD ($)	Feb. 28, 2015 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities					$ 12,000,000,000	$ 9,000,000,000	$ 9,000,000,000
Description of derivative instruments variable interest rate basis	Interest will be payable every 28 days at a variable rate of TIIE-28 plus 45 basis points
Derivative financial instrument basis points	45.00%
Unsecured credit agreement	$ 3,000,000,000							$ 191.0
Description of loan agreement maturity date					with monthly interest payments, for a term of 5 years
Gain (loss) on derivative financial instruments					$ 149,770,000	29,642,000	34,361,000
Amount recognized as derivative in other comprehensive income					$ 0	0	0
Capitalization interest rate one					1.75%			1.75%
Amount recognized as application of coverage in finance and interest income					$ 9,919,000	19,275,000
Gain (loss) on sale of derivatives					97,449,000	115,938,000	34,361,000
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)					559,000
Cash flow hedge [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value					$ 172,094,000
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		8.03%	8.0315%						7.21%
TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one					5.75%			5.75%
Amount recognized as application of coverage in finance and interest income					$ 22,305,000	22,856,000	$ 19,607,000
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis					debt securities were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate				7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives					$ 17,300,000	$ 11,517,000
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis					debt securities were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate			8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives					$ 6,450,000
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis					stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate		8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)					$ 6,828,000
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash flow hedge [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)					$ 725,000
Scotiabank [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement												$ 95.5
Scotiabank [Member] | TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one					5.75%	5.75%	5.75%	5.75%
BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement										$ 95.5
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis					Libor 1M plus 99 and 105 basis points
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 3,000,000,000	$ 2,300,000,000						$ 1,500,000,000
Floor [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					4.05%
Floor [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					0.42%
CAP I [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					5.75%
CAP I [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					1.75%
CAP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					6.75%
CAP [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					2.75%
Tranche One [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities													$ 1,100,000,000
Tranche Two [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis					Generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years
Derivative financial instrument basis points					0.24%			0.24%
Description on period of derivative financial instruments variable interest rate					Term of 5 years
Tranche Two [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities											$ 1,100,000,000
Unsecured Debt Securities G A P 15 [Member] | Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities			$ 2,200,000,000